Label	Element	Value
Document Effective Date	dei_DocumentEffectiveDate	Jun. 30, 2015
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2015
Central Index Key	dei_EntityCentralIndexKey	0001171324
Document Creation Date	dei_DocumentCreationDate	Jun. 24, 2015
Registrant Name	dei_EntityRegistrantName	Hatteras Alternative Mutual Funds Trust
Amendment Flag	dei_AmendmentFlag	false
Document Type	dei_DocumentType	485BPOS
Hatteras Market Neutral Fund | Class A (Hatteras Market Neutral Fund)
Trading Symbol	dei_TradingSymbol	HMNAX
Hatteras Market Neutral Fund | Institutional Class (Hatteras Market Neutral Fund)
Trading Symbol	dei_TradingSymbol	HMNIX
Hatteras Market Neutral Fund | Class C (Hatteras Market Neutral Fund)
Trading Symbol	dei_TradingSymbol	HMNCX